Average Annual Total Returns - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend and Income Fund	Jan. 28, 2023
Fidelity Advisor Strategic Dividend and Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.28%)
Past 5 years	5.34%
Past 10 years	7.88%
Fidelity Advisor Strategic Dividend and Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.39%)
Past 5 years	3.61%
Past 10 years	6.19%
Fidelity Advisor Strategic Dividend and Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.83%)
Past 5 years	3.85%
Past 10 years	5.94%
Fidelity Advisor Strategic Dividend and Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(11.72%)
Past 5 years	5.78%
Past 10 years	7.86%
Fidelity Advisor Strategic Dividend and Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(13.54%)
Past 5 years	5.57%
Past 10 years	7.86%
Fidelity Advisor Strategic Dividend and Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(9.90%)
Past 5 years	6.86%
Past 10 years	8.80%
Fidelity Advisor Strategic Dividend and Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(9.79%)
Since Inception	7.29%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0611
Average Annual Return:
Past 1 year	(11.35%)
Past 5 years	6.08%
Past 10 years	9.11%

[1]	A From October 2, 2018